Franklin California Tax-Free Trust
Statement of Investments, March 31, 2020 (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 93.5%
California 92.8%
ABAG Finance Authority for Nonprofit Corporations Insured Senior Living Revenue,
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/23	$1,000,000	$1,111,210
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/24	1,000,000	1,110,580
ABAG Finance Authority for Nonprofit Corporations Revenue,
Channing House, California Mortgage Insured, ETM, 5.00%, 5/15/20	410,000	411,943
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22	3,510,000	3,636,886
The Jackson Laboratory, Refunding, 5.00%, 7/01/21	1,000,000	1,047,910
The Jackson Laboratory, Refunding, 5.00%, 7/01/22	820,000	889,429
The Jackson Laboratory, Refunding, 5.00%, 7/01/23	460,000	498,520
The Jackson Laboratory, Refunding, 5.00%, 7/01/24	1,000,000	1,083,270
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Series A, Pre-Refunded, 5.00%, 8/01/25	4,210,000	4,912,144
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.00%, 4/01/22	15,000,000	16,161,600
California Community College Financing Authority Lease Revenue, Coast Community College District, Series A, Pre-Refunded, 5.00%, 6/01/26	1,220,000	1,275,730
California Health Facilities Financing Authority Revenue,
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/30	1,825,000	2,158,427
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/30	3,000,000	3,637,380
Cedars-Sinai Medical Center, Series A, 5.00%, 8/15/31	3,500,000	4,305,350
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/35	1,650,000	1,975,858
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/36	2,045,000	2,442,241
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/37	1,330,000	1,584,083
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.00%, 2/01/24	2,000,000	2,081,780
El Camino Hospital, 5.00%, 2/01/28	2,100,000	2,623,299
El Camino Hospital, 5.00%, 2/01/29	2,460,000	3,072,245
El Camino Hospital, 5.00%, 2/01/30	1,250,000	1,548,113
El Camino Hospital, 5.00%, 2/01/31	1,200,000	1,477,680
Marshall Medical Center, Refunding, California Mortgage Insured, 5.00%, 11/01/33	1,000,000	1,156,780
California HFA Municipal Certificates Revenue, Class A, Series 2, 4.00%, 3/20/33	5,480,217	5,823,279
California Infrastructure and Economic Development Bank Revenue,
Broad Museum Project, Series A, 5.00%, 6/01/21	5,000,000	5,212,900
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/32	2,915,000	3,460,426
California Municipal Finance Authority Mobile Home Park Revenue, Royal York Estates, Series A, 3.125%, 2/15/33	620,000	540,150
California Municipal Finance Authority Senior Living Revenue, Pilgrim Place in Claremont, Refunding, Series A, California Mortgage Insured, 5.00%, 5/15/31	2,750,000	3,388,440
California School Finance Authority School Facility Revenue,
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/26	300,000	321,012
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/27	320,000	344,515
California State Community College Financing Authority College Housing Revenue,
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/32	875,000	962,343
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/34	1,295,000	1,415,306
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/35	1,500,000	1,633,995
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/36	1,595,000	1,732,106
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/37	1,600,000	1,734,352
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Community College Financing Authority College Housing Revenue, (continued)
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/38	$1,320,000	$1,424,887
California State Department of Water Resources Central Valley Project Revenue, Water Systems, Refunding, Series BA, 5.00%, 12/01/35	12,180,000	15,473,472
California State Department of Water Resources Power Supply Revenue,
Refunding, Series L, 5.00%, 5/01/22	4,440,000	4,453,986
Series L, Pre-Refunded, 5.00%, 5/01/22	7,560,000	7,583,814
California State Department of Water Resources Revenue,
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/23	10,000,000	11,221,500
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/24	8,495,000	9,507,264
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/25	5,000,000	5,590,850
Central Valley Project Water System, Refunding, Series AS, 5.00%, 12/01/25	6,125,000	7,183,094
Central Valley Project Water System, Series AS, 5.00%, 12/01/24	11,090,000	13,022,322
Central Valley Project Water System, Series AS, 5.00%, 12/01/26	22,455,000	26,311,871
Central Valley Project Water System, Series AS, ETM, 5.00%, 12/01/24	35,000	41,102
Central Valley Project Water System, Series AS, Pre-Refunded, 5.00%, 12/01/25	5,000	5,884
Central Valley Project Water System, Series AS, Pre-Refunded, 5.00%, 12/01/26	45,000	52,845
California State Educational Facilities Authority Revenue,
Chapman University, Refunding, 5.00%, 4/01/25	5,000,000	5,152,400
Loma Linda University, Refunding, Series A, 5.00%, 4/01/29	1,020,000	1,182,608
Loma Linda University, Refunding, Series A, 5.00%, 4/01/32	1,235,000	1,417,200
Loma Linda University, Refunding, Series A, 5.00%, 4/01/33	1,000,000	1,145,330
Loma Linda University, Refunding, Series A, 5.00%, 4/01/34	1,750,000	1,999,445
Loma Linda University, Refunding, Series A, 5.00%, 4/01/35	1,500,000	1,708,785
Loma Linda University, Refunding, Series A, 5.00%, 4/01/36	2,000,000	2,271,940
Loma Linda University, Refunding, Series A, 5.00%, 4/01/37	2,000,000	2,267,080
University of San Francisco, ETM, 5.00%, 10/01/21	1,470,000	1,549,483
University of San Francisco, Refunding, 5.00%, 10/01/21	1,530,000	1,612,727
University of San Francisco, Refunding, Series A, 5.00%, 10/01/37	1,365,000	1,578,814
California State Go, Various Purpose, 5.00%, 3/01/25	7,000,000	7,022,190
California State GO,
Various Purpose, 5.00%, 4/01/30	10,000,000	12,895,100
Various Purpose, Refunding, 5.00%, 2/01/22	15,000,000	16,065,600
Various Purpose, Refunding, 5.25%, 9/01/22	16,330,000	17,928,544
Various Purpose, Refunding, 5.00%, 10/01/22	15,785,000	17,284,733
Various Purpose, Refunding, 5.00%, 12/01/27	5,000,000	5,675,000
Various Purpose, Refunding, 5.00%, 12/01/28	5,000,000	5,676,950
Various Purpose, Refunding, 5.00%, 9/01/29	1,000,000	1,217,440
California State HFA, MF Revenue, Green M-TEBS, Noble Towers Apartments, Refunding, Series N, FNMA Insured, 2.35%, 12/01/35	9,861,519	10,037,153
California State HFA Limited Obligation MFHR, Longshore Cove Apartments, Series E, FNMA Insured, 2.50%, 2/01/38	3,775,404	3,775,064
California State Municipal Finance Authority, Revenue, Northern California Retired Officers Community Paradise Valley Estates Project, Refunding, California Mortgage Insured, 5.00%, 1/01/37	1,310,000	1,547,778
  |  2

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Revenue,
Armenian Home Project, California Mortgage Insured, 5.00%, 5/15/36	$1,000,000	$1,223,140
Biola University, Refunding, 5.00%, 10/01/29	1,000,000	1,124,680
Biola University, Refunding, 5.00%, 10/01/31	1,000,000	1,117,250
Biola University, Refunding, 5.00%, 10/01/33	1,070,000	1,187,957
Biola University, Refunding, 5.00%, 10/01/35	1,000,000	1,103,730
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/25	2,000,000	2,300,200
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/26	2,010,000	2,367,097
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/26	2,010,000	2,308,445
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/27	1,750,000	2,106,597
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/28	2,250,000	2,579,760
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/28	1,500,000	1,681,170
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/29	2,140,000	2,447,283
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/30	2,000,000	2,287,120
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/31	2,700,000	3,079,188
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/32	2,200,000	2,503,556
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/33	3,500,000	3,975,370
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/34	5,000,000	5,666,050
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/35	5,000,000	5,650,250
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/36	2,295,000	2,586,235
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/37	2,000,000	2,248,840
Harbor Regional Center Project, Refunding, 5.00%, 11/01/26	1,085,000	1,288,210
Inland Regional Center Project, Refunding, 5.00%, 6/15/21	1,435,000	1,500,953
Inland Regional Center Project, Refunding, 5.00%, 6/15/23	1,580,000	1,765,745
Inland Regional Center Project, Refunding, 5.00%, 6/15/24	1,000,000	1,151,250
Inland Regional Center Project, Refunding, 5.00%, 6/15/32	6,625,000	7,710,175
LINXS APM Project, senior lien, Series A, 5.00%, 12/31/38	26,600,000	28,706,986
National University, Series A, 5.00%, 4/01/35	1,780,000	2,105,704
National University, Series A, 5.00%, 4/01/37	2,945,000	3,462,495
NorthBay Healthcare Group, Series A, 5.00%, 11/01/25	1,000,000	1,163,980
NorthBay Healthcare Group, Series A, 5.00%, 11/01/26	900,000	1,067,202
NorthBay Healthcare Group, Series A, 5.00%, 11/01/27	1,300,000	1,484,080
NorthBay Healthcare Group, Series A, 5.00%, 11/01/28	1,400,000	1,589,924
NorthBay Healthcare Group, Series A, 5.25%, 11/01/29	1,000,000	1,144,660
NorthBay Healthcare Group, Series A, 5.00%, 11/01/30	1,350,000	1,517,009
NorthBay Healthcare Group, Series A, 5.25%, 11/01/31	1,250,000	1,416,025
NorthBay Healthcare Group, Series A, 5.25%, 11/01/36	4,500,000	4,983,075
South Central Los Angeles Regional Center Project, Community Impact Development, 5.25%, 12/01/27	3,990,000	4,484,281
University of La Verne, Refunding, Series A, 5.00%, 6/01/31	1,000,000	1,170,500
University of La Verne, Refunding, Series A, 5.00%, 6/01/32	1,000,000	1,164,480
University of La Verne, Refunding, Series A, 5.00%, 6/01/33	1,010,000	1,170,125
University of La Verne, Refunding, Series A, 5.00%, 6/01/35	1,440,000	1,653,984
California State Municipal Finance Authority Solid Waste Disposal Revenue, Waste Mangement Inc. Project, Series A, 1.30%, 2/03/25	1,800,000	1,698,228
  |  3

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Student Housing Revenue,
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/32	$1,000,000	$1,110,530
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/33	1,420,000	1,570,492
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/34	1,700,000	1,874,114
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/35	1,000,000	1,100,820
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/36	1,260,000	1,381,061
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/37	1,000,000	1,090,350
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/38	1,000,000	1,086,870
California State PCFA, Water Furnishing Revenue, San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 7/01/20	575,000	576,363
California State PCFA Water Furnishing Revenue,
San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 7/01/21	845,000	854,303
San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 7/01/22	855,000	870,202
San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 7/01/29	4,350,000	4,487,590
California State Public Works Board Lease Revenue,
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series A, 5.00%, 9/01/26	10,000,000	11,593,400
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series D, 5.00%, 9/01/26	6,835,000	7,924,089
Trustees of the California State University, Various California State University Projects, Series B-1, 5.375%, 3/01/25	2,500,000	2,507,900
Trustees of the California State University, Various California State University Projects, Series D, Pre-Refunded, 5.00%, 9/01/25	2,920,000	3,200,057
Trustees of the California State University, Various California State University Projects, Series D, Pre-Refunded, 5.00%, 9/01/26	4,650,000	5,095,981
California State University Revenue,
Systemwide, Pre-Refunded, Series A, 5.00%, 11/01/25	4,695,000	4,974,212
Systemwide, Refunding, Series A, 5.00%, 11/01/25	5,305,000	5,605,210
Systemwide, Refunding, Series A, 5.00%, 11/01/26	11,000,000	12,001,880
Systemwide, Refunding, Series A, 5.00%, 11/01/29	16,000,000	19,235,520
Systemwide, Refunding, Series A, 5.00%, 11/01/30	5,000,000	5,995,000
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.25%, 7/20/24	3,225,000	3,293,176
California Statewide CDA Insured Health Facility Revenue,
Los Angeles Jewish Home for the Aging, Refunding, Series A, 5.00%, 11/15/34	750,000	960,518
Los Angeles Jewish Home for the Aging, Refunding, Series A, 5.00%, 11/15/37	735,000	929,782
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 4.50%, 5/15/25	1,155,000	1,230,410
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,010,710
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.00%, 10/01/26	1,000,000	1,149,680
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.00%, 10/01/28	1,250,000	1,430,825
Jewish Home of San Francisco Project, California Mortgage Insured, 5.00%, 11/01/36	9,000,000	10,757,880
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.00%, 11/15/28	500,000	565,575
The Redwoods a Community of Seniors, Refunding, California Mortgage Insured, 5.00%, 11/15/28	1,000,000	1,131,150
Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,163,560
Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,098,518
Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	7,559,236
Campbell USD, GO, Santa Clara County, Refunding, 5.00%, 8/01/28	3,235,000	3,840,074
  |  4

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Carson PFA Reassesment Revenue,
Refunding, 5.00%, 9/02/25	$1,000,000	$1,139,250
Refunding, 5.00%, 9/02/31	1,000,000	1,206,720
Carson RDA,
Tax Allocation Housing, Series A, 5.00%, 10/01/22	1,975,000	2,013,690
Tax Allocation Housing, Series A, 5.00%, 10/01/23	2,135,000	2,176,825
Tax Allocation Housing, Series A, 5.00%, 10/01/24	2,245,000	2,288,980
Tax Allocation Housing, Series A, 5.00%, 10/01/25	1,700,000	1,733,303
Castaic Lake Water Agency Financing Corp. Revenue COP, Water System Improvement Project, Capital Appreciation, Series A, AMBAC Insured, zero cpn., 8/01/22	10,445,000	10,138,021
Ceres RDA Successor Agency, Ceres Redevelopment Project Area No. 1, Subordinate, Refunding, 4.00%, 12/15/35	1,000,000	1,166,980
Chabot-Las Positas Community College District GO, Alameda and Contra Costa Counties, Refunding, 5.00%, 8/01/24	6,715,000	7,513,816
Clovis Wastewater Revenue, Refunding, BAM Insured, 5.00%, 8/01/28	1,200,000	1,350,696
Clovis Water Revenue,
Refunding, BAM Insured, 5.00%, 3/01/26	2,620,000	2,911,606
Refunding, BAM Insured, 5.00%, 3/01/27	1,000,000	1,111,300
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,345,006
Contra Costa Water District Water Revenue, Contra Costa County, Refunding, Series T, 5.00%, 10/01/26	3,400,000	3,979,020
Corona-Norco USD,
COP, Series A, AGMC Insured, 5.00%, 4/15/22	1,465,000	1,467,124
GO, Riverside County, Capital Appreciation, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30% thereafter, 8/01/25	4,645,000	5,212,201
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/24	1,565,000	1,754,553
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/25	1,000,000	1,118,280
Cupertino USD,
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/26	1,285,000	1,492,592
GO, Santa Clara County, Election of 2012, Series B, Pre-Refunded, 5.00%, 8/01/27	1,500,000	1,750,170
GO, Santa Clara County, Election of 2012, Series B, Pre-Refunded, 5.00%, 8/01/28	1,000,000	1,166,780
GO, Santa Clara County, Pre-Refunded, 5.00%, 8/01/22	1,690,000	1,712,731
Del Mar Race Track Authority Revenue,
Refunding, 5.00%, 10/01/22	1,435,000	1,486,373
Refunding, 5.00%, 10/01/23	1,510,000	1,580,502
Refunding, 5.00%, 10/01/28	1,925,000	2,013,242
Refunding, 5.00%, 10/01/30	1,125,000	1,166,963
Dublin USD, GO, Refunding, 5.00%, 8/01/32	3,220,000	3,881,710
East Bay MUD Wastewater System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/25	2,845,000	3,391,724
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/26	3,650,000	4,464,351
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/27	1,500,000	1,882,380
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/29	1,000,000	1,311,720
East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/29	5,000,000	5,925,000
  |  5

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
East Side UHSD Santa Clara County GO,
Refunding, AGMC Insured, 5.00%, 8/01/20	$2,800,000	$2,834,552
Refunding, AGMC Insured, 5.00%, 8/01/21	2,140,000	2,168,077
Refunding, AGMC Insured, 5.00%, 8/01/22	3,090,000	3,130,541
El Dorado Irrigation District Revenue, Refunding, Series C, 5.00%, 3/01/31	2,500,000	2,979,175
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/30	1,130,000	1,330,146
Folsom PFA Special Tax Revenue,
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,056,727
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,108,847
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,289,736
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,356,200
Refunding, Series A, 5.00%, 9/01/22	1,400,000	1,420,132
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/14/24, 5.30% thereafter, 1/15/29	19,895,000	21,155,746
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.70% thereafter, 1/15/25	2,500,000	2,304,125
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.80% thereafter, 1/15/26	3,760,000	3,549,064
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.90% thereafter, 1/15/27	6,395,000	6,182,814
Foothill-De Anza Community College District GO,
Santa Clara County, Refunding, 5.00%, 8/01/27	1,250,000	1,494,463
Santa Clara County, Refunding, 5.00%, 8/01/28	2,500,000	2,986,075
Freddie Mac MF ML Certificates Revenue, Pass Through ML06, Class A, 2.493%, 7/25/35	24,888,285	27,317,630
Fullerton School District Financing Authority Special Tax Revenue,
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/27	1,000,000	1,114,740
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/28	1,040,000	1,157,853
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/31	1,000,000	1,167,770
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/32	8,135,000	9,450,999
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/33	10,000,000	11,562,600
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/35	9,000,000	10,322,550
Imperial Community College District GO,
Imperial County, AGMC Insured, Pre-Refunded, 5.00%, 8/01/23	1,350,000	1,473,417
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/21	1,010,000	1,062,702
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/22	1,170,000	1,266,677
Imperial Irrigation District Electric System Revenue,
Green Bonds, Refunding, 5.00%, 11/01/36	2,500,000	3,159,200
Green Bonds, Refunding, 5.00%, 11/01/37	3,885,000	4,892,147
Green Bonds, Refunding, 5.00%, 11/01/38	4,075,000	5,111,435
Independent Cities Finance Authority Mobile Home Park Revenue, San Juan Mobile Estates, Refunding, 5.00%, 8/15/30	1,575,000	1,739,178
Irvine 1915 Act Special Assessment, Limited Obligation Improvement, Reassessment District No. 15-2, Refunding, 5.00%, 9/02/25	1,000,000	1,144,190
Irvine USD Special Tax,
CFD No. 09-1, Series A, 5.00%, 9/01/29	185,000	222,398
CFD No. 09-1, Series A, 5.00%, 9/01/30	210,000	249,688
CFD No. 09-1, Series A, 5.00%, 9/01/31	175,000	206,126
CFD No. 09-1, Series A, 5.00%, 9/01/32	185,000	217,344
  |  6

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Irvine USD Special Tax, (continued)
CFD No. 09-1, Series A, 5.00%, 9/01/33	$200,000	$234,322
CFD No. 09-1, Series A, 5.00%, 9/01/34	225,000	262,922
CFD No. 09-1, Series A, 5.00%, 9/01/35	250,000	289,278
CFD No. 09-1, Series A, 5.00%, 9/01/36	265,000	303,311
CFD No. 09-1, Series A, 4.00%, 9/01/37	285,000	302,168
CFD No. 09-1, Series A, 4.00%, 9/01/38	275,000	290,532
CFD No. 09-1, Series A, 4.00%, 9/01/39	315,000	329,572
CFD No. 09-1, Series A, 4.00%, 9/01/40	350,000	365,929
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/26	1,855,000	2,226,204
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,197,790
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,164,490
Refunding, Series A, 5.00%, 9/01/28	1,275,000	1,481,142
Refunding, Series A, 5.00%, 9/01/28	1,025,000	1,225,357
Refunding, Series A, 5.00%, 9/01/29	1,155,000	1,376,760
Refunding, Series A, 5.00%, 9/01/29	530,000	613,957
Refunding, Series A, 5.00%, 9/01/30	1,510,000	1,794,710
Refunding, Series A, 5.00%, 9/01/31	1,190,000	1,410,959
Refunding, Series A, 5.00%, 9/01/32	2,505,000	2,967,248
Refunding, Series A, 5.00%, 9/01/33	2,635,000	3,115,229
Series A, AGMC Insured, 5.00%, 9/01/30	2,750,000	3,090,917
Series A, AGMC Insured, 5.00%, 9/01/33	5,000,000	5,602,050
Lake Elsinore PFA Local Agency Revenue, Refunding, 5.00%, 9/01/30	4,970,000	5,539,015
Lammersville Joint USD Special Tax, CFD No. 2002 Mountain House, Refunding, 5.00%, 9/01/33	1,575,000	1,783,719
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.00%, 9/01/27	1,400,000	1,485,722
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/29	810,000	866,562
Long Beach Harbor Revenue,
Series A, 5.00%, 5/15/37	2,475,000	3,031,924
Series A, 5.00%, 5/15/38	2,250,000	2,741,467
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/27	1,285,000	1,348,466
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/32	1,250,000	1,285,250
Los Angeles Community College District GO, Refunding, Series A, 5.00%, 8/01/26	15,000,000	17,437,050
Los Angeles County MTA Sales Tax Revenue,
Proposition A, first tier, Senior, Refunding, Series A, 5.00%, 7/01/26	6,315,000	7,330,831
Proposition A, first tier, Senior, Refunding, Series A, 5.00%, 7/01/27	6,630,000	7,684,501
Proposition C, Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	15,157,050
Proposition C, Senior, Refunding, Series B, 5.00%, 7/01/23	5,000,000	5,439,700
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Senior Ad Valorem Obligation, Refunding, Series A, 5.00%, 10/01/22	2,750,000	2,912,827
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/32	3,205,000	4,068,812
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/33	3,000,000	3,798,600
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/37	7,380,000	9,216,292
Los Angeles International Airport, Subordinate, Refunding, Series D, 5.00%, 5/15/31	5,715,000	6,991,560
  |  7

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Los Angeles Department of Airports Revenue, (continued)
Los Angeles International Airport, Subordinate, Refunding, Series F, 5.00%, 5/15/35	$5,425,000	$6,558,228
Los Angeles International Airport, Subordinate, Refunding, Series F, 5.00%, 5/15/36	7,000,000	8,433,040
Los Angeles International Airport, Subordinate, Refunding, Series F, 5.00%, 5/15/37	1,285,000	1,543,645
Los Angeles International Airport, Subordinate, Refunding, Series F, 5.00%, 5/15/38	4,500,000	5,384,880
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/30	2,000,000	2,434,380
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/31	2,685,000	3,254,945
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/32	2,000,000	2,418,580
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/33	2,670,000	3,221,141
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/34	1,415,000	1,701,962
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/35	2,000,000	2,397,180
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/36	2,500,000	2,986,625
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/25	5,135,000	5,659,129
Power System, Refunding, Series B, 5.00%, 7/01/34	23,350,000	28,309,306
Power System, Refunding, Series C, 5.00%, 7/01/27	10,000,000	11,550,000
Power System, Series B, 5.00%, 7/01/30	3,000,000	3,598,830
Power System, Series B, 5.00%, 7/01/31	6,700,000	8,025,126
Power System, Series D, 5.00%, 7/01/26	2,600,000	3,005,340
Power System, Series D, 5.00%, 7/01/27	2,000,000	2,310,000
Power System, Series D, 5.00%, 7/01/28	2,550,000	2,942,980
Water System, Refunding, Series A, 5.00%, 7/01/37	10,450,000	12,364,649
Water System, Refunding, Series B, 5.00%, 7/01/34	2,500,000	3,139,025
Los Angeles USD,
COP, Capital Projects I, Series B-2, 5.00%, 12/01/20	3,830,000	3,925,367
GO, Refunding, Series A, 5.00%, 7/01/29	5,000,000	5,830,750
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	14,869,458
GO, Refunding, Series A-2, 5.00%, 7/01/21	5,000,000	5,231,850
GO, Refunding, Series B, 5.00%, 7/01/30	30,000,000	35,544,300
Los Angeles Wastewater System Revenue,
Subordinate, Refunding, Series A, 5.00%, 6/01/27	9,145,000	10,168,325
Subordinate, Refunding, Series B, 5.00%, 6/01/28	11,700,000	12,595,167
Manteca USD Special Tax,
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/22	1,000,000	1,085,460
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/26	1,280,000	1,428,224
Martinez USD, GO, Contra Costa County, Election of 2010, 5.375%, 8/01/26	5,000,000	5,833,650
Menifee USD,
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/25	1,200,000	1,419,384
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/30	1,550,000	1,863,828
PFA Special Tax Revenue, Series A, 5.00%, 9/01/25	1,405,000	1,661,862
PFA Special Tax Revenue, Series A, 5.00%, 9/01/28	1,250,000	1,509,838
The Metropolitan Water District of Southern California Water Revenue,
Refunding, Series A, 5.00%, 7/01/28	5,000,000	6,038,000
Refunding, Series C, 5.00%, 10/01/26	8,010,000	8,468,252
Refunding, Series E, 5.00%, 7/01/23	20,000,000	22,471,200
Refunding, Series E, 5.00%, 7/01/24	1,110,000	1,286,546
  |  8

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Moreno Valley USD,
CFD No. 2016-1 Special Tax, 4.00%, 9/01/31	$120,000	$131,282
CFD No. 2016-1 Special Tax, 4.00%, 9/01/32	130,000	141,825
CFD No. 2016-1 Special Tax, 4.00%, 9/01/33	140,000	152,137
CFD No. 2016-1 Special Tax, 4.00%, 9/01/34	150,000	162,248
CFD No. 2016-1 Special Tax, 4.00%, 9/01/35	165,000	175,020
CFD No. 2016-1 Special Tax, 2.50%, 9/01/36	175,000	149,368
CFD No. 2016-1 Special Tax, 2.50%, 9/01/37	190,000	160,223
CFD No. 2016-1 Special Tax, 2.625%, 9/01/38	200,000	169,622
CFD No. 2016-1 Special Tax, 2.625%, 9/01/39	210,000	173,504
CFD No. 2016-1 Special Tax, 2.75%, 9/01/40	225,000	189,943
GO, Riverside County, Capital Appreciation, Refunding, NATL Insured, zero cpn., 8/01/24	7,500,000	7,004,775
Mount Diablo USD, GO, Contra Costa County, Election of 2002, Refunding, Series B-2, 5.00%, 7/01/27	3,200,000	3,448,672
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/23, 5.875% thereafter, 8/01/28	6,000,000	6,616,680
Murrieta PFA Special Tax Revenue,
Refunding, 5.00%, 9/01/20	1,225,000	1,241,623
Refunding, 5.00%, 9/01/22	1,495,000	1,614,600
Refunding, 5.00%, 9/01/24	1,810,000	1,947,270
Refunding, 5.00%, 9/01/25	1,000,000	1,075,150
New Haven USD,
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/22	11,750,000	11,399,380
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/23	3,200,000	3,056,160
Oxnard Financing Authority Local Obligation Revenue, 2012 Special District Bond Refinancings, senior lien, Refunding, Series A, 5.00%, 9/02/26	1,020,000	1,108,536
Palo Alto 1915 Act Special Assessment,
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD, 5.00%, 9/02/28	1,000,000	1,085,840
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD, 5.00%, 9/02/29	1,280,000	1,387,238
Poway USD,
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/31	1,700,000	1,892,253
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/32	1,845,000	2,051,658
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/27	1,375,000	1,690,975
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/30	2,260,000	2,740,544
Riverside Community College District GO, Riverside and San Bernardino Counties, Refunding, Series A, 5.00%, 8/01/27	3,550,000	4,082,926
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	310,000	327,496
Desert Communities Redevelopment Project Area, second lien, Series D, Pre-Refunded, 6.75%, 12/01/26	1,025,000	1,119,310
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25	1,225,000	1,322,008
Riverside County Transportation Commission Revenue, Sales Tax, Limited Tax, Refunding, Series B, 5.00%, 6/01/38	7,805,000	9,511,173
Riverside County Transportation Commission Sales Tax Revenue,
Limited Tax, Series A, Pre-Refunded, 5.25%, 6/01/25	3,500,000	3,958,570
Limited Tax, Series A, Pre-Refunded, 5.25%, 6/01/27	4,000,000	4,524,080
  |  9

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/28	$3,870,000	$4,561,105
Refunding, Series A, 5.00%, 8/01/29	4,670,000	5,498,691
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, BAM Insured, 5.00%, 9/01/27	1,035,000	1,252,961
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/27	1,000,000	1,124,470
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/28	1,960,000	2,209,234
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/29	2,130,000	2,397,038
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/30	2,310,000	2,576,920
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/31	2,495,000	2,761,790
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/32	2,690,000	2,972,853
CFD No. 91-1, Refunding, 5.00%, 9/01/36	1,130,000	1,268,165
Sacramento City Financing Authority Special Tax Revenue, Westlake and Regency Park, Refunding, Series A, AGMC Insured, 5.00%, 9/01/21	1,305,000	1,377,336
Sacramento County Airport System Revenue,
Subordinate, Refunding, Series B, 5.00%, 7/01/35	1,000,000	1,161,440
Subordinate, Refunding, Series B, 5.00%, 7/01/36	2,000,000	2,317,260
Sacramento County COP,
Refunding, 5.375%, 2/01/23	3,400,000	3,417,442
Refunding, 5.50%, 2/01/25	3,770,000	3,789,001
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County Sanitation District, Refunding, Series A, 5.00%, 12/01/29	2,000,000	2,304,260
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott Ranch, Refunding, 5.00%, 9/01/20	1,510,000	1,533,405
Sacramento MUD Electric Revenue,
Refunding, Series X, 5.00%, 8/15/25	7,445,000	7,835,192
Series X, Pre-Refunded, 5.00%, 8/15/25	2,555,000	2,692,178
Sacramento Special Tax,
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/26	615,000	714,384
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/28	1,220,000	1,406,526
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/29	1,555,000	1,783,865
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/30	1,045,000	1,200,371
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/31	1,800,000	2,061,432
Sacramento Transient Occupapancy Tax Revenue,
Convention Center Complex, Senior, Series A, 5.00%, 6/01/34	1,485,000	1,795,959
Convention Center Complex, Senior, Series A, 5.00%, 6/01/35	2,000,000	2,410,700
Convention Center Complex, Senior, Series A, 5.00%, 6/01/36	2,220,000	2,663,889
San Bernardino County Transportation Authority Revenue,
Sales Tax Revenue, Series A, 5.00%, 3/01/30	2,685,000	3,069,036
Sales Tax Revenue, Series A, 5.00%, 3/01/31	5,090,000	5,805,450
San Diego County CFD No. 2008-01 Special Tax,
Harmony Grove Village, Improvement Area No. 1, Series A, 4.00%, 9/01/26	105,000	114,675
Harmony Grove Village, Improvement Area No. 1, Series A, 4.00%, 9/01/27	435,000	474,733
Harmony Grove Village, Improvement Area No. 1, Series A, 4.00%, 9/01/28	495,000	546,451
Harmony Grove Village, Improvement Area No. 1, Series A, 4.00%, 9/01/29	75,000	82,700
Harmony Grove Village, Improvement Area No. 1, Series A, 4.00%, 9/01/30	200,000	219,122
Harmony Grove Village, Improvement Area No. 1, Series A, 4.00%, 9/01/31	220,000	238,601
  |  10

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Diego County CFD No. 2008-01 Special Tax, (continued)
Harmony Grove Village, Improvement Area No. 1, Series A, 4.00%, 9/01/33	$345,000	$371,838
Harmony Grove Village, Improvement Area No. 1, Series A, 4.00%, 9/01/34	100,000	107,404
Harmony Grove Village, Improvement Area No. 1, Series A, 4.00%, 9/01/35	420,000	445,859
Harmony Grove Village, Improvement Area No. 1, Series A, 4.00%, 9/01/37	765,000	807,901
Harmony Grove Village, Improvement Area No. 1, Series A, 4.00%, 9/01/38	375,000	394,005
Harmony Grove Village, Improvement Area No. 1, Series A, 4.00%, 9/01/39	920,000	958,796
Harmony Grove Village, Improvement Area No. 1, Series A, 4.00%, 9/01/40	475,000	495,838
Harmony Grove Village, Improvement Area No. 1, Series A, 4.00%, 9/01/40	115,000	118,923
San Diego County Regional Airport Authority Revenue,
Subordinate, Governmental, Refunding, Series A, 5.00%, 7/01/35	3,750,000	4,699,725
Subordinate, Governmental, Refunding, Series A, 5.00%, 7/01/36	5,000,000	6,245,050
Subordinate, Governmental, Refunding, Series A, 5.00%, 7/01/39	5,500,000	6,808,560
Subordinate Governmental, Refunding, Series A, 5.00%, 7/01/34	3,600,000	4,528,584
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A, Pre-Refunded, 5.00%, 9/01/26	8,000,000	8,131,440
San Diego RDA Tax Allocation Revenue, Naval Training Center Redevelopment Project, Series A, Pre-Refunded, 5.00%, 9/01/25	1,000,000	1,016,220
San Francisco BART District GO,
Election of 2004, Series C, 5.00%, 8/01/27	2,640,000	2,963,242
Election of 2004, Series C, 5.00%, 8/01/28	3,500,000	3,926,090
San Francisco City and Country Airports Commission Revenue, San Francisco International Airport, Second Series, Refunding, Series H, 5.00%, 5/01/24	15,040,000	16,807,050
San Francisco City and County Airport Commission International Airport Revenue,
Governmental Purpose, Refunding, Second Series, Series G, 5.00%, 5/01/23	1,400,000	1,459,668
Governmental Purpose, Second Series, Series G, Pre-Refunded, 5.00%, 5/01/23	3,570,000	3,722,260
Special Facilities Lease, SFO Fuel Co. LLC, Refunding, Sereis A, 5.00%, 1/01/34	1,335,000	1,583,403
Special Facilities Lease, SFO Fuel Co. LLC, Refunding, Series A, 5.00%, 1/01/33	1,000,000	1,189,400
Special Facilities Lease, SFO Fuel Co. LLC, Refunding, Series A, 5.00%, 1/01/35	1,000,000	1,182,040
Special Facilities Lease, SFO Fuel Co. LLC, Refunding, Series A, 5.00%, 1/01/36	1,000,000	1,177,960
San Francisco City and County Public Utilities Commission Water Revenue, Refunding, Series A, 5.00%, 11/01/28	5,000,000	5,841,550
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%, 6/01/24	10,275,000	10,743,745
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/30	1,080,000	1,245,564
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/34	1,110,000	1,273,103
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue, San Francisco Redevelopment Projects, Series B, Pre-Refunded, 6.125%, 8/01/26	1,000,000	1,041,500
San Jacinto USD Financing Authority Special Tax Revenue, 5.00%, 9/01/36	1,200,000	1,359,084
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,000,000	15,711,670
senior lien, Refunding, Series A, 5.00%, 1/15/29	10,000,000	10,885,100
San Luis and Delta-Mendota Water Authority Revenue, DHCCP Development Project, Refunding, Series A, BAM Insured, 5.00%, 3/01/29	1,000,000	1,104,920
San Mateo County Transit District Revenue,
Refunding, Series A, 5.00%, 6/01/28	3,000,000	3,561,600
Refunding, Series A, 5.00%, 6/01/29	4,300,000	5,090,770
  |  11

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Mateo-Foster City PFA Wastewater Revenue,
Clean Water Program, 5.00%, 8/01/34	$1,000,000	$1,254,820
Clean Water Program, 5.00%, 8/01/36	1,135,000	1,403,303
Clean Water Program, 5.00%, 8/01/38	1,500,000	1,839,120
San Ysidro School District COP,
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/29	1,100,000	1,292,335
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/31	1,000,000	1,169,750
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/33	1,050,000	1,224,101
Sanger Financing Authority Wastewater Revenue, Fresno County, Refunding, AGMC Insured, 5.00%, 6/15/34	7,000,000	8,069,390
Santa Ana CRDA Tax Allocation, Merged Project Area, Series A, Pre-Refunded, 6.00%, 9/01/22	5,000,000	5,227,300
Santa Cruz County RDA Tax Allocation, Refunding, Series A, BAM Insured, 5.00%, 9/01/29	4,475,000	5,329,054
Sonoma CDA Successor Agency Tax Allocation,
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/29	1,000,000	1,205,310
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/33	1,200,000	1,428,456
Sonoma-Marin Area Rail Transit District Measure Q Sales Tax Revenue,
Series A, 5.00%, 3/01/25	15,410,000	16,554,655
Series A, 5.00%, 3/01/27	11,945,000	12,832,275
Southern California Public Power Authority Revenue, Southern Transmission Project, Subordinate, Refunding, Series C, 5.00%, 7/01/26	5,000,000	5,815,400
Tobacco Securitization Authority Southern California Tobacco Settlement Asset-Backed Revenue,
San Diego County Tobacco Asset Securitization Corp., Class 1, Refunding, Series A, 5.00%, 6/01/35	500,000	594,905
San Diego County Tobacco Asset Securitization Corp., Class 1, Refunding, Series A, 5.00%, 6/01/36	1,000,000	1,184,620
San Diego County Tobacco Asset Securitization Corp., Class 1, Refunding, Series A, 5.00%, 6/01/39	1,000,000	1,163,930
San Diego County Tobacco Asset Securitization Corp., Class 1, Series A, 5.00%, 6/01/38	500,000	585,715
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, Pre-Refunded, 5.00%, 5/01/28	1,040,000	1,163,188
Tustin CFD No. 06-1 Special Tax,
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/30	1,000,000	1,166,510
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/32	1,565,000	1,828,593
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/24	1,000,000	1,016,640
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/25	1,000,000	1,016,640
University of California Revenue,
General, Series AM, 5.00%, 5/15/27	3,000,000	3,429,690
General, Series AM, 5.00%, 5/15/28	1,835,000	2,094,671
Limited Project, Refunding, Series K, 5.00%, 5/15/37	1,000,000	1,181,540
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,061,496
West Basin Municipal Water District Revenue,
Refunding, Series A, 5.00%, 8/01/32	1,975,000	2,339,111
Refunding, Series A, 5.00%, 8/01/33	2,630,000	3,108,450
Woodland Special Tax, CFD No. 2004-1, Capital Projects, Spring Lake, 5.00%, 9/01/36	1,610,000	1,788,662
Yorba Linda RDA Tax Allocation, Redevelopment Project, sub. lien, Series A, Pre-Refunded, 6.00%, 9/01/26	1,435,000	1,533,570
		1,562,482,670
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Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	U.S. Territories 0.7%
	Guam 0.2%
	Guam Power Authority Revenue,
	Refunding, Series A, AGMC Insured, 5.00%, 10/01/21	$2,000,000	$2,030,960
	Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	2,000,000	2,044,180
			4,075,140
	Puerto Rico 0.5%
	Puerto Rico Electric Power Authority Power Revenue,
	Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,035,750
	[a] Series WW-RSA-1, 5.375%,	5,000,000	3,568,750
			8,604,500
	Total U.S. Territories		12,679,640
	Total Municipal Bonds before Short Term Investments (Cost $1,495,938,933)		1,575,162,310
	Short Term Investments 3.4%
	Municipal Bonds 3.4%
	California 3.4%
[b]	California State GO,
	Floating, Series A-2, LOC Bank of Montreal, Daily VRDN and Put, 0.70%, 5/01/33	300,000	300,000
	Kindergarten - University Public Education Facilities, Refunding, Series A1, LOC Citibank, Daily VRDN and Put, 0.47%, 5/01/34	3,165,000	3,165,000
[b]	Santa Clara Valley Transportation Authority Sales Tax Revenue, 2000 Measure A, Refunding, Series D, SPA TD Bank National Association, Daily VRDN and Put, 0.75%, 4/01/36	4,300,000	4,300,000
[b]	University of California Revenue,
	General, Refunding, Series AL-2, Daily VRDN and Put, 0.50%, 5/15/48	47,500,000	47,500,000
	General, Refunding, Series AL-3, Daily VRDN and Put, 0.50%, 5/15/48	1,100,000	1,100,000
	Total Short Term Investments (Cost $56,365,000)		56,365,000
	Total Investments (Cost $1,552,303,933) 96.9%		1,631,527,310
	Other Assets, less Liabilities 3.1%		52,813,348
	Net Assets 100.0%		$1,684,340,658

See Abbreviations on page 16.
[a]Defaulted security or security for which income has been deemed uncollectible.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
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Franklin California Tax-Free Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin California Intermediate-Term Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  CONCENTRATION OF RISK
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
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Franklin California Tax-Free Trust
Notes to Statements of Investments (unaudited)
4.  NOVEL CORONAVIRUS PANDEMIC
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At March 31, 2020, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
6.  NEW ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU) which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
7.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
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Franklin California Tax-Free Trust
Notes to Statements of Investments (unaudited)
ABBREVIATIONS
Selected Portfolio

1915 Act	Improvement Bond Act of 1915
ABAG	The Association of Bay Area Governments
AD	Assessment District
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
BART	Bay Area Rapid Transit
CDA	Community Development Authority/Agency
CFD	Community Facilities District
COP	Certificate of Participation
CRDA	Community Redevelopment Authority/Agency
ETM	Escrow to Maturity
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority/Agency
LOC	Letter of Credit
MF	Multi-Family
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
MUD	Municipal Utility District
NATL	National Public Financial Guarantee Corp.
PCFA	Pollution Control Financing Authority
PFA	Public Financing Authority
PFAR	Public Financing Authority Revenue
RDA	Redevelopment Agency/Authority
SPA	Standby Purchase Agreement
SRF	State Revolving Fund
UHSD	Unified/Union High School District
USD	Unified/Union School District

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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